Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	NYIAX, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	NYIAX, Inc. previously filed a Registration Statement on Form S-1 (File No. 333-265357) with the U.S. Securities and Exchange Commission (the “SEC”) on June 1, 2022, which was declared effective on February 14, 2023 (the “Prior Registration Statement”). The Prior Registration Statement registered 1,850,000 shares of our common stock, including 277,500 additional shares of common stock (equal to 15% of the shares of common stock sold in the offering) and 1,360,000 shares of our common stock to be sold by selling shareholders set forth therein.Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus and also relates to (i) 1,850,000 shares of common stock to be sold by NYIAX, Inc., and (ii) 1,360,000 shares of our common stock to be sold by selling shareholders, registered and remaining unsold under the Prior Registration Statement. Accordingly, this Registration Statement, which is a new registration statement, also constitutes Post-Effective Amendment No. 3 to the Prior Registration Statement and is being filed to, among other things: (i) include audited financial statements for our fiscal year ended December 31, 2022 and to reflect additional information disclosed in our Annual Report on Form 10-K (the “Annual Report”) for our fiscal year ended December 31, 2022, filed with the SEC on July 21, 2023; (ii) include unaudited interim financial statements for our nine months ended September 30, 2023 and to reflect additional information disclosed in our Quarterly Report on Form 10-Q for our nine months ended September 30, 2023, filed with the SEC on August 14, 2023; and (iii) to reflect additional information disclosed in our Current Reports on Form 8-K filed with the SEC since February 13, 2023 to the date of this filing.Accordingly, this Registration Statement on Form S-1:(i) carries forward from the Prior Registration Statement an aggregate of 2,127,500 shares of our common stock, to be included in 2,156,250 shares of common stock being registered herein;(ii) carries forward from the Prior Registration Statement an aggregate of 1,360,000 shares of common stock to be sold by the selling shareholders set forth therein;(iii) registers an aggregate of 215,625 shares of common stock underlying the underwriter’s warrants; and(iv) registers 991,063 shares of common stock to be sold by selling shareholder set forth herein.This Registration Statement contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the public offering of 1,875,000 shares of common stock of the Registrant (the “Public Offering Prospectus”) through the underwriters named on the cover page of the Public Offering Prospectus.• Resale Prospectus. A prospectus to be used for the resale by the selling shareholders set forth therein of 2,351,063 shares of common stock of the Registrant (the “Resale Prospectus”).The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different outside and inside front covers and back covers;• they contain different Offering sections in the Prospectus Summary section beginning on page Alt- 1;• they contain different Use of Proceeds sections on page Alt-6;• a selling shareholder section is included in the Resale Prospectus;• a selling shareholder Plan of Distribution is inserted; and• the Legal Matters section in the Resale Prospectus on page Alt-10 deletes the reference to counsel for the underwriters.The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling shareholders.
Entity Central Index Key	0001679379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE